10. Non-Interest expense detail (Tables)	12 Months Ended
Dec. 31, 2014
Selling, General and Administrative Expense [Abstract]
Schedule of selling, general and administration expense
	For the Years Ended December 31,
	2014	2013
Selling, general and administrative expenses
Legal and Accounting	$153	$150
Salaries and related expenses	91	81
Website / Management Information Systems (“MIS”)	3	12
Board related expenses	74	76
Advertising	10	50
Rent and Utilities	17	16
Printing	12	14
Other	30	16
Total SG&A	$390	$415